Business combinations and other significant transactions (Tables)	12 Months Ended
Dec. 31, 2025
Business combinations and other significant transactions
Schedule of detailed information about divestments

Balance sheet values of the divestments carried out in 2025 are shown in the following table:

(€ million)	Eni CCUS Holding Ltd	Other divestments	Total
Cash and cash equivalents	40		40
Other current financial assets	45		45
Other current assets	84	1	85
Current assets	169	1	170
Property, plant and equipment	222	2	224
Deferred tax assets	5		5
Other non-current assets	428		428
Non-current assets	655	2	657
TOTAL ASSETS	824	3	827
Current financial liabilities
Other current liabilities	190	1	191
Current liabilities	190	1	191
Non-current financial liabilities	407		407
Other non-current liabilities	5		5
Non-current liabilities	412		412
TOTAL LIABILITIES	602	1	603
Equity attributable to Eni	222	2	224
TOTAL EQUITY	222	2	224
TOTAL LIABILITIES AND EQUITY	824	3	827